RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Directors' fees	$ 143	$ 142
Salaries and consultants' fees	1,208	871
Severance payments	410	0
Share-based payments (non-cash)	2,991	4,381
Total	$ 4,752	$ 5,394